Acquisition of Precision Partners Schedule of business acquisitions, by acquisition (Tables)	12 Months Ended
Dec. 31, 2017
Precision Partners Holding Company [Member]
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
A summary of the preliminary purchase price allocation for the fair value of the assets acquired and the obligations assumed at the date of the acquisition is presented below. The purchase price allocation is preliminary and is subject to the completion of several items, including the final net working capital adjustment under the purchase agreement governing the terms of the acquisition.

Accounts receivable	$34.9
Inventory	54.2
Other current assets	2.2
Property, plant and equipment	94.0
Amortizable intangible assets	56.9
Goodwill	221.0
Other non-current assets	0.7
Total assets acquired	463.9
Accounts payable	(37.8)
Accrued liabilities	(35.4)
Other non-current liabilities	(31.9)
Total liabilities assumed	(105.1)
Preliminary purchase price, net of cash acquired (including estimated net working capital adjustment)	$358.8